Subsequent Events	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Subsequent Event [Line Items]
Subsequent events
10 Subsequent events
The Company has evaluated its subsequent events from March 31, 2024, through the date these condensed consolidated interim financial statements were issued and has determined that there are no subsequent events requiring disclosure in these condensed consolidated interim financial statements other than the items noted below.

Merger with TuHURA Biosciences, Inc.
On April 2, 2024, the Company, Kayak Mergeco, Inc., a wholly-owned subsidiary of Kintara incorporated in the State of Delaware (“Merger Sub”), and TuHURA Biosciences, Inc., a Delaware corporation (“TuHURA”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which Merger Sub will merge with and into TuHURA, with TuHURA surviving the merger and becoming a direct, wholly-owned subsidiary of the Company (the “Merger”). Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (i) each then-outstanding share of TuHURA common stock, par value $
0.001
per share (the “TuHURA Common Stock”) (other than any shares held in treasury and Dissenting Shares (as defined in the Merger Agreement)) will be converted into shares of the Company’s common stock equal to the Exchange Ratio, as such term is defined in the Merger Agreement, (ii) each then-outstanding TuHURA stock option will be assumed and converted into an option to purchase shares of the Company’s common stock, subject to certain adjustments as set forth in the Merger Agreement, and (iii) each then-outstanding warrant to purchase shares of TuHURA Common Stock (the “TuHURA Warrants”) will be assumed and converted into and exchangeable for a warrant of like tenor entitling the holder to purchase shares of the Company’s common stock, subject to certain adjustments as set forth in the Merger Agreement. In addition to the foregoing, the Merger Agreement provides that, at the closing of the Merger, the corporate name of the Company will be changed to “TuHURA Biosciences, Inc.” Existing Company stockholders will receive contingent value rights (“CVR”), entitling them to receive shares of the Company’s common stock upon achievement of enrollment of a minimum of
10
patients in the
REM-001
clinical trial, with such patients each completing 8 weeks of follow-up
on or before December 31, 2025.
Under the terms of the Merger Agreement, on a pro forma basis, post-merger Company stockholders are expected to collectively own approximately
2.85
%, or approximately
5.45
% including the shares underlying the CVR, of the common stock of the post-merger combined company on a pro forma fully diluted basis. TuHURA stockholders are expected to collectively own approximately
97.15
%, or
94.55
% assuming the distribution of the CVR shares, of the common stock of the combined company on a pro forma fully diluted basis.
The transaction is expected to close in the third calendar quarter of 2024 and remains subject to stockholder and regulatory approval.
Termination Fees Payable by Kintara
If the Merger Agreement is terminated by either Kintara or TuHURA under certain circumstances, Kintara must pay TuHURA a termination fee of $
1,000
.
If TuHURA terminates the Merger Agreement under certain circumstances, Kintara must reimburse TuHURA for expenses incurred by TuHURA in connection with the Merger Agreement and the transactions contemplated thereby, up to a maximum of $
750
.
Compensation Matters
On April 2, 2024, the Board approved a
one-time
special bonus to Mr. Hoffman in the amount of $327 for his service as the Company’s Chief Executive Officer.
On April 2, 2024, the Board agreed to (i) resume payment of fees earned by non-employee
directors for serving on the Board and (ii) pay an aggregate of $93 in accrued fees to such directors.

12.	Subsequent events
The Company has evaluated its subsequent events from June 30, 2023, through the date these consolidated financial statements were issued and has determined that there are no subsequent events requiring disclosure in these consolidated financial statements other than the items noted below.
Clinical trials grant
Effective July 1, 2023, the Company was awarded a $2,000 Small Business Innovation Research grant from the National Institutes of Health to support the clinical development of
REM-001
for the treatment of cutaneous metastatic breast cancer. The grant will be received in tranches of approximately $1,250 for the period July 1, 2023, to June 30, 2024, and approximately $750 for the period July 1, 2024, to June 30, 2025. As a result of receiving the grant, the
REM-001,
15-patient
clinical trial will be
re-started.

Series C Preferred Stock
On August 19, 2023, the Company recorded the common stock dividend on its Series C Preferred Stock as well as the Series C Agent Warrants. The common stock dividend corresponds to the 20% dividend payable on the third anniversary of the initial closing of the Series C Preferred Stock which occurred on August 19, 2020. The 20% stock dividend was payable on August 19, 2023, to the holders of the Series C Preferred Stock and the Series C Agent Warrants on that date. The 20% dividend is not payable on Series C Preferred Stock or Series C Agent Warrants that were converted, or exercised, prior to August 19, 2023. The dividend resulted in 49 shares of common stock being issued to the Series C Preferred Stock holders and 8 shares of common stock being accrued to the Series C Agent Warrants holders. The common stock accrued to the Series C Agent Warrants holders will be released to the Series C Agent Warrant holders upon the exercise of the respective Series C Agent Warrant.
Stock options
Subsequent to June 30, 2023, 89 stock options were granted at $4.655 per share and are exercisable until August 30, 2033. The 26 options granted to non-employee
directors vest pro rata monthly over 12 months commencing on September 30, 2023. The remaining 63 options granted to executive officers, employees and consultants vest as to 25% on the first anniversary of grant with the remaining portion vesting pro rata monthly thereafter over 36 months. In addition, on August 15, 2023, one stock option at $2,100 per share expired.

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Subsequent Event [Line Items]
Subsequent events
Note 11—Subsequent events
Subsequent events –
The Company has evaluated subsequent events through June 26, 2024 in connection with the preparation of these financial statements, which is the date the financial statements were available to be issued
.
Proposed merger with Kintara
As discussed in Note 1, on April 2, 2024, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Kintara, pursuant to which the subsidiaries of Kintara will merge with and into the Company, with the Company continuing as a wholly owned subsidiary of the surviving corporation of the merger (the “Merger”). The Merger is expected to be accounted for as a reverse recapitalization in accordance with GAAP, with Kintara treated as the acquired company for financial reporting purposes, and the Company treated as the accounting acquirer.
Convertible promissory notes
On April 2, 2024, the Company completed a private placement under which it offered and sold convertible notes to accredited investors and received subscriptions for an aggregate principal amount of $
31,253,000
, of which $
19,753,000
in aggregate subscriptions were funded as of June 26, 2024.

Warrants affiliated with the convertible promissory notes
On April 2, 2024, there was an addendum to the subscription agreement for investors which grants common stock purchase warrants to Holders in the event they subscribe to purchase Notes in the aggregate principal amount of more than $4.0 million or more equal to (i) 50% of the aggregate principal amount of the Note purchased divided by $0.68. There were no warrants granted through the date the financial statements were available to be issued, however, the Company anticipates granting warrants to purchase 18,797,794 shares of common stock with a strike price of $1.02 to Holders (or Holder Affiliates) that participated in subscriptions to purchase Notes greater than $4.0 million.

Note 13—Subsequent events
Subsequent Events
– The Company has evaluated subsequent events through April 1, 2024 in connection with the preparation of these financial statements, which is the date the financial statements were available to be issued.
Convertible promissory notes
On March, 21, 2024, the Company amended the terms in the event that the Company enters into definitive merger agreement on or before May 15, 2024, for a reverse merger transaction with a publicly listed company. The notes will then, immediately prior to the closing of such reverse merger transaction, convert automatically into a number of shares of common stock of the applicable public company, equal to the Conversion Amount divided by Sixty Eight Cents ($0.68) (which shall be subject to adjustment for any stock splits, reverse stock split, or the like occurring after the issuance of the Notes and before the conversion of the Notes).
Extension of office space lease
On March 22, 2024, The Company entered into a
25-month
office lease extension commencing March 1, 2024 with total fixed monthly lease payments of approximately $14,000. The lease extension is for office space where the Company is currently located in Tampa, Florida.